Taxation - Schedule of operating loss carryforwards (Detail) ¥ in Thousands	Dec. 31, 2020 CNY (¥)
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	¥ 875,911
Loss expiring in 2023 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	4
Loss expiring in 2024 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	32,082
Loss expiring in 2025 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	163,065
Loss expiring in 2026 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	111,357
Loss expiring in 2027 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	112,069
Loss expiring in 2028 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	201,070
Loss expiring in 2029 and thereafter [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	¥ 256,264